SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

FOUR TIMES SQUARE

NEW YORK 10036-6522

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TEL: (212) 735-3000

FAX: (212) 735-2000

www.skadden.com

May 30, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:   Tweedy, Browne Fund Inc.
(Securities Act File No. 33-57724;
Investment Company Act File No. 811-7458)
Post-Effective Amendment No. 36

FIRM/AFFILIATE

OFFICES

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BOSTON

CHICAGO

HOUSTON

LOS ANGELES

PALO ALTO

SAN FRANCISCO

WASHINGTON, D.C.

WILMINGTON

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BEIJING

BRUSSELS

FRANKFURT

HONG KONG

LONDON

MOSCOW

MUNICH

PARIS

SÃO PAULO

SHANGHAI

SINGAPORE

SYDNEY

Ladies and Gentlemen:

On behalf of Tweedy, Browne Fund Inc. (the “Company”), I hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 Post-Effective Amendment No. 36 (the “Amendment”) to the Company’s Registration Statement on Form N-1A (the “Registration Statement”), which, pursuant to Section 310 of Regulation S-T, has been tagged by the Company’s administrator to indicate the changes from the previous amendment to the Registration Statement, filed on August 8, 2012.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act.

If you have any questions or comments concerning this filing, please contact Teresa Hamlin at (617) 248-3617.

Very truly yours,

/s/ Richard Prins

Enclosures

cc:	Patricia Rogers, Esq.
Teresa Hamlin

722362.02-NYCSR05A - MSW